Cover	May 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2022
Entity File Number	333-225545
Entity Registrant Name	Lux Amber, Corp.
Entity Central Index Key	0001740695
Entity Tax Identification Number	98-1414834
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	371 Hostdale Drive
Entity Address, City or Town	Dothan
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36303
City Area Code	(214)
Local Phone Number	676-5475
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LXAM
Entity Emerging Growth Company	false